Fees Summary	Aug. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,530,000
Previously Paid Amount	0.00
Total Fee Amount	349.39
Total Offset Amount	0.00
Net Fee	349.39
Narrative - Max Aggregate Offering Price	$ 2,530,000
Final Prospectus	true